Stock Plans, Share-Based Payments And Warrants (Schedule Of Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Volatility Price, Minimum	123.48%	121.96%
Stock Volatility Price, Maximum	128.54%	130.06%
Risk Free Interest Rate, Minimum	0.93%	1.08%
Risk Free Interest Rate, Maximum	1.32%	2.42%
Expected Dividend Yield	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Life (in years)	5 years 9 months	5 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Life (in years)	6 years 3 months	5 years 6 months